Initial Public Offering (Details) - CIK0001814821 KISMET ACQUISITION ONE CORP [Member] - USD ($)			6 Months Ended	7 Months Ended
	Aug. 10, 2020	Aug. 10, 2020	Jun. 30, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	25,000,000	25,000,000
Generating gross proceeds				$ 250,000,000
Deferred underwriting commissions	$ 8,800,000	$ 8,800,000
Description of initial public offering			Each whole Private Placement Warrant is exercisable for one whole ordinary share at a price of $11.50 per share. A portion of the proceeds from the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of units (in Shares)	25,000,000
Sale of stock price per unit (in Dollars per share)	$ 10.00	$ 10.00
Generating gross proceeds	$ 250,000,000.0	$ 250,000,000.0
Other offering costs	14,300,000	14,300,000
Deferred underwriting commissions	$ 8,800,000	$ 8,800,000
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Description of initial public offering			Each Unit consists of one ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 6).